Warrants (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Dividend yield
Expected yearly volatility	75.80%	75.83%
Annual risk-free interest	2.74%	1.39%
Expected life	1 month	2 years